LONG-TERM DEPOSITS AND PREPAYMENTS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers	¥ 221		¥ 209
Deposits paid to advertising suppliers	54		88
Deposits paid to hotel suppliers	13		36
Prepayments for purchase of long lived assets	3		517
Others	120		150
Total	¥ 411	$ 63	¥ 1,000